Land use right - Summary of Quantitative Information About Land Use Right (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Beginning balance	¥ 311	¥ 148
Additions	1,064	889
Amortization charge	(779)	(637)	¥ (434)
Ending balance	283	311	¥ 148
Land [Member]
Disclosure Of Quantitative Information About Land Use Right [Line Items]
Beginning balance	0
Additions	1,504
Amortization charge	(9)
Ending balance	¥ 1,495	¥ 0